Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	34.00%
Deferred income tax expense	$ 793,000	$ 859,000	$ 299,000
Alternative minimum tax credits	$ 627,000	793,000
Federal loss carryforwars limitation on use	Use of these losses is limited to $126,000 per year
Federal loss carryforwards limit to amount each year	$ 126,000
Deferred tax asset	2,500,000
Unrecognized Tax Benefits		20,000	$ 43,000
Unrecognized Tax Benefits, Interest on Income Taxes Accrued		1,700
Tax Adjustments, Settlements, and Unusual Provisions		$ 332,000
Ohio State Bancshares, Inc. [Member]
Federal loss carryforward acquired	15,000,000
Deferred tax asset	$ 2,100,000
Ohio State Bancshares, Inc. [Member] | Minimum [Member]
Carryforward expiration date	Jan. 01, 2026
Ohio State Bancshares, Inc. [Member] | Maximum [Member]
Carryforward expiration date	Dec. 31, 2033